Cover	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2024
Entity File Number	0-53482
Entity Registrant Name	TEXAS MINERAL RESOURCES CORP.
Entity Central Index Key	0001445942
Entity Tax Identification Number	87-0294969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	539 El Paso St.
Entity Address, City or Town	Sierra Blanca,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79851
City Area Code	(915)
Local Phone Number	369-2133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false